Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Tables] [Abstract]
Earnings Per Share Table
			Effect of
(Dollars in millions, except per share amounts)		Basic	Dilution	Diluted
2011
Shareholders' income from continuing operations		$1,260	$-	$1,260
Shares	(in thousands):
Weighted average		270,691	-	270,691
Common stock equivalents			3,558	3,558
Total shares		270,691	3,558	274,249
EPS		$4.65	$(0.06)	$4.59
2010
Shareholders' income from continuing operations		$1,279	$-	$1,279
Shares	(in thousands):
Weighted average		272,866	-	272,866
Common stock equivalents			2,421	2,421
Total shares		272,866	2,421	275,287
EPS		$4.69	$(0.04)	$4.65
2009
Shareholders' income from continuing operations		$1,291	$-	$1,291
Shares	(in thousands):
Weighted average		274,058	-	274,058
Common stock equivalents			1,299	1,299
Total shares		274,058	1,299	275,357
EPS		$4.71	$(0.02)	$4.69

Antidilutive Options Table
(In millions)	2011	2010	2009
Antidilutive options	3.7	6.3	8.8